Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	413,844,303	413,844,303
Common stock, shares issued	8,096,397	643,198
Common stock, shares outstanding	8,096,397	643,198
Series A-1 Convertible Preferred Stock [Member]
Convertible Preferred Shares, Par Value Per Share	$ 0.0001	$ 0.0001
Convertible Preferred Shares, Authorized	34,361,663	34,361,663
Convertible Preferred Shares, Issued	34,361,663	34,361,663
Convertible Preferred Shares, Outstanding	34,361,663	34,361,663
Convertible Preferred Shares, Redemption Value	$ 13,720,612	$ 13,720,612
Series B Convertible Preferred Stock [Member]
Convertible Preferred Shares, Par Value Per Share	$ 0.0001	$ 0.0001
Convertible Preferred Shares, Authorized	23,549,212	23,549,212
Convertible Preferred Shares, Issued	23,549,212	23,549,212
Convertible Preferred Shares, Outstanding	23,549,212	23,549,212
Convertible Preferred Shares, Redemption Value	$ 16,811,782	$ 16,811,782
Series C Convertible Preferred Stock [Member]
Convertible Preferred Shares, Par Value Per Share	$ 0.0001	$ 0.0001
Convertible Preferred Shares, Authorized	12,766,166	12,766,166
Convertible Preferred Shares, Issued	12,766,166	12,766,166
Convertible Preferred Shares, Outstanding	12,766,166	12,766,166
Convertible Preferred Shares, Redemption Value	$ 10,695,494	$ 10,695,494
Series D Convertible Preferred Stock [Member]
Convertible Preferred Shares, Par Value Per Share	$ 0.0001	$ 0.0001
Convertible Preferred Shares, Authorized	17,266,027	17,266,027
Convertible Preferred Shares, Issued	17,138,320	17,138,320
Convertible Preferred Shares, Outstanding	17,138,320	17,138,320
Convertible Preferred Shares, Redemption Value	$ 16,774,988	$ 16,774,988
Series E Convertible Preferred Stock [Member]
Convertible Preferred Shares, Par Value Per Share	$ 0.0001	$ 0.0001
Convertible Preferred Shares, Authorized	66,780,429	66,780,429
Convertible Preferred Shares, Issued	66,061,102	66,061,102
Convertible Preferred Shares, Outstanding	66,061,102	66,061,102
Convertible Preferred Shares, Redemption Value	$ 39,999,997	$ 39,999,997